ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

10.   ACQUISITIONS

  Grayd Resource Corporation

  In September 2011, Agnico-Eagle entered into an acquisition agreement with Grayd, a Canadian-based natural resource company listed on the TSX Venture Exchange, pursuant to which the Company agreed to make an offer to acquire all of the issued and outstanding common shares of Grayd. At the time, Grayd held a 100% interest in the La India project located in the Mulatos Gold Belt of Sonora, Mexico (approximately 70 kilometers northwest of Agnico-Eagle's Pinos Altos gold mine) and had recently discovered the Tarachi exploration property located approximately ten kilometres north of the La India project. On October 13, 2011, the Company made the offer by way of a take-over bid circular, as amended and supplemented on October 21, 2011.

  On November 18, 2011, Agnico-Eagle acquired 94.77% of the outstanding shares of Grayd, on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico-Eagle shares.

  The related transaction costs associated with the acquisition totaling $3.8 million were expensed through the Interest and sundry expense (income) line of the consolidated statements of income (loss) during the fourth quarter of 2011. The Company has accounted for the purchase of Grayd as a business combination.

  Grayd owns a 100% interest in the La India project located in the Mulatos Gold Belt of Sonora, Mexico (approximately 70 kilometers northwest of Agnico-Eagle's Pinos Altos gold mine). Grayd also owns a 100% interest in the Tarachi exploration property located approximately 10 kilometers north of the La India project. The La India project hosts a National Instrument 43-101 compliant measured and indicated gold resource. This acquisition has the potential to contribute to the ongoing growth in Agnico-Eagle's gold production and cash flows.

  The following table sets forth the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value.

Total purchase price:
Cash paid for acquisition	$165,954
Agnico-Eagle shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:
Mining properties	$282,000
Goodwill	29,215
Cash and cash equivalents	2,907
Trade receivables	469
Other current assets	1,700
Equipment	56
Accounts payable and accrued liabilities	(9,767)
Deferred tax liability	(72,229)
Non-controlling interest	(12,251)

Net assets acquired	$222,100

  The Company believes that goodwill for the Grayd acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing reserves and resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for Agnico-Eagle assuming the acquisition of Grayd described above had occurred as of January 1, 2010 are shown below. On a pro forma basis, there would have been no effect on Agnico-Eagle's consolidated revenues:

	2011	2010
	Unaudited
Pro forma net income (loss) attributed to common shareholders	$(582,762)	$324,708
Pro forma net income (loss) per share — basic	$(3.42)	$1.98

  Subsequent to the year ended December 31, 2011 and on January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle shares.

  Summit Gold Project

  On December 20, 2011, the Company completed the acquisition of 100% of the Summit Gold project from Columbus Gold Corporation, subject to a 2% net smelter returns mineral production royalty reserved by Cordilleran Exploration Company. The Nevada-based project's purchase price of $8.5 million, including transaction costs, was comprised entirely of cash. This transaction was accounted for as an asset acquisition.

  Comaplex Minerals Corp.

  On April 1, 2010, Agnico-Eagle and Comaplex jointly announced that they reached an agreement in principle whereby Agnico-Eagle would acquire all of the shares of Comaplex (the "Comaplex Shares") that it did not already own. The transaction was completed under a plan of arrangement under the Business Corporations Act (Alberta). Under the terms of the transaction, each shareholder of Comaplex, other than Agnico-Eagle, received 0.1576 of an Agnico-Eagle share per Comaplex share. Additionally, at closing, each Comaplex shareholder, other than Agnico-Eagle and Perfora Investments S.a.r.l. ("Perfora"), received one common share of a newly formed, wholly-owned, subsidiary of Comaplex, Geomark Exploration Ltd. ("Geomark"), in respect of each Comaplex Share and Comaplex transferred to Geomark all of the assets and related liabilities of Comaplex other than those relating to the Meliadine gold exploration properties in Nunavut, Canada. The Geomark assets included all of Comaplex's net working capital, the non-Meliadine mineral properties, all oil and gas properties and investments. Under the plan of arrangement, Comaplex changed its name to Meliadine Holdings Inc.

  Prior to the announcement of the transaction, Perfora and Agnico-Eagle had entered into a support agreement pursuant to which Perfora agreed to, among other things, support the transaction and vote all of the shares it held in Comaplex in favour of the plan of arrangement. Perfora held approximately 17.3% and Agnico-Eagle held approximately 12.3%, on a fully diluted basis, of the outstanding shares of Comaplex prior to the announcement of the acquisition.

  On July 6, 2010, the transactions relating to the plan of arrangement closed and Agnico-Eagle issued a total of 10,210,848 shares to the shareholders of Comaplex, other than Agnico-Eagle, for a total value of $579.0 million. The related transaction costs associated with the acquisition totalling $7.0 million were expensed through the Interest and sundry expense (income) line of the consolidated statements of income (loss) during the third quarter of 2010. The Company has accounted for the purchase of Comaplex as a business combination.

  The following table sets forth the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value.

Total purchase price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired and liabilities assumed:
Property	$642,610
Goodwill	200,064
Supplies	542
Equipment	2,381
Asset retirement obligation	(3,400)
Deferred tax liability	(174,559)

Net assets acquired	$667,638

  The Comaplex shares purchased prior to the April 1, 2010 announcement of the acquisition had a cost base of $24.1 million and a fair value at July 6, 2010 of $88.6 million. Upon the acquisition of Comaplex, the non-cash gain of $64.5 million on those shares within accumulated other comprehensive income (loss) was reversed into the consolidated statements of income (loss) as a gain during the third quarter of 2010.

  The Company believes that goodwill for the Comaplex acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing reserves and resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax basis of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for Agnico-Eagle assuming the acquisition of Comaplex described above had occurred as of January 1, 2009 are shown below. On a pro forma basis, there would have been no effect on Agnico-Eagle's consolidated revenues:

	2010	2009
	Unaudited
Pro forma net income attributed to common shareholders	$331,516	$85,371
Pro forma net income per share — basic	$2.04	$0.55